Retained profits	12 Months Ended
Dec. 31, 2024
Disclosure of Retained Profits [Abstract]
Retained profits	Note 30: Retained profits

	2024 £m	2023 £m	2022 £m
At 1 January	30,786	31,792	28,836
Profit attributable to ordinary shareholders	3,101	4,858	4,528
Post-retirement defined benefit scheme remeasurements	(564)	(1,205)	(2,152)
Gains and losses attributable to own credit risk (net of tax)	(56)	(168)	364
Dividends paid (note 32)	(3,990)	(4,700)	–
Issue costs of other equity instruments (net of tax)	(6)	(5)	–
Capital contributions received	142	215	221
Return of capital contributions	(1)	(1)	(4)
Realised gains and losses on equity shares held at fair value through other comprehensive income	–	–	(1)
At 31 December	29,412	30,786	31,792